EMPLOYEE RETIREMENT BENEFIT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE RETIREMENT BENEFIT
Total contribution for employee benefits	$ 5,544	$ 5,603	$ 3,848